Cash and Cash Equivalents, Restricted Cash and Term Deposits (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Cash and Cash Equivalents, Restricted Cash and Term Deposits
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the interim consolidated balance sheets that sum to the total of the same such amounts shown in the interim consolidated statements of cash flows:

	June 30, 2021	December 31, 2020
Cash and cash equivalents	52,684	21,011
Restricted cash	610	50
Restricted cash, non-current	500	990
Total	53,794	22,051